DERIVATIVE INSTRUMENTS PAYABLE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2015
Derivative [Line Items]
Mark to market loss (gain) on derivatives	$ (1,200,000)	$ (5,800,000)	$ 3,618,000	$ 5,765,000	$ (7,425,000)
Bunker swaps [Member]
Derivative [Line Items]
Mark to market loss (gain) on derivatives			2,300,000	0
Derivative Liability, Number of Instruments Held						4
Fair value of derivatives			$ 4,100,000	$ 0
Number of metric tonnes per calendar month						4,000